Schedule of investments
Delaware Ivy VIP Mid Cap Growth
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.06%♦
Communication Services — 5.49%
Pinterest Class A †	509,317	$ 13,766,839
Trade Desk Class A †	140,762	11,000,550
		24,767,389
Consumer Discretionary — 14.22%
BorgWarner	264,377	10,672,899
Floor & Decor Holdings Class A †	95,323	8,626,732
Foot Locker	161,049	2,794,200
Fox Factory Holding †	28,746	2,848,154
Levi Strauss & Co. Class A	328,599	4,462,374
Lululemon Athletica †	19,195	7,401,784
National Vision Holdings †	167,177	2,704,924
On Holding Class A †	235,281	6,545,517
Pool	28,247	10,058,757
Vail Resorts	35,832	7,950,762
		64,066,103
Consumer Staples — 1.56%
Brown-Forman Class B	121,712	7,021,565
		7,021,565
Financials — 4.81%
FactSet Research Systems	10,326	4,515,147
Kinsale Capital Group	15,672	6,490,245
MarketAxess Holdings	49,889	10,658,286
		21,663,678
Healthcare — 23.50%
Agilent Technologies	54,706	6,117,225
Bio-Techne	116,476	7,928,521
Cooper	21,125	6,717,961
Dexcom †	134,168	12,517,874
Edwards Lifesciences †	92,152	6,384,291
Envista Holdings †	229,187	6,389,734
GE HealthCare Technologies	33,555	2,283,082
Genmab ADR †	163,574	5,769,255
IDEXX Laboratories †	16,351	7,149,802
Inspire Medical Systems †	21,543	4,274,993
Intuitive Surgical †	32,182	9,406,477
Ionis Pharmaceuticals †	71,552	3,245,599
Mettler-Toledo International †	2,833	3,139,162
Repligen †	58,543	9,308,922
Veeva Systems Class A †	37,228	7,574,037
West Pharmaceutical Services	20,505	7,693,681
		105,900,616
Industrials — 16.98%
A O Smith	104,270	6,895,375
Copart †	168,952	7,280,142
Fastenal	138,062	7,543,708
Generac Holdings †	61,151	6,663,013
HEICO Class A	73,558	9,505,165
Howmet Aerospace	123,342	5,704,567
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Lincoln Electric Holdings	33,447	$ 6,080,330
Paycom Software	32,295	8,373,125
Rollins	59,571	2,223,785
Trex †	110,440	6,806,417
Westinghouse Air Brake Technologies	40,387	4,291,926
WillScot Mobile Mini Holdings †	124,145	5,163,191
		76,530,744
Information Technology — 27.60%
Arista Networks †	12,272	2,257,189
Coherent †	151,803	4,954,850
Crowdstrike Holdings Class A †	52,662	8,814,566
DocuSign †	38,371	1,611,582
DoubleVerify Holdings †	156,514	4,374,566
EngageSmart †	124,213	2,234,592
HubSpot †	12,424	6,118,820
Keysight Technologies †	45,864	6,068,266
Lattice Semiconductor †	59,233	5,089,892
Littelfuse	22,320	5,520,182
Microchip Technology	117,124	9,141,528
Monolithic Power Systems	22,681	10,478,622
Novanta †	41,241	5,915,609
Teradyne	92,864	9,329,117
Trimble †	137,258	7,392,716
Tyler Technologies †	24,539	9,475,489
Universal Display	54,438	8,546,222
Workday Class A †	27,776	5,967,674
Workiva †	65,823	6,670,503
Zebra Technologies Class A †	18,599	4,399,221
		124,361,206
Materials — 1.37%
Martin Marietta Materials	15,091	6,194,554
		6,194,554
Real Estate — 4.53%
CoStar Group †	265,291	20,398,225
		20,398,225
Total Common Stocks (cost $415,899,412)		450,904,080

Short-Term Investments — 0.16%
Money Market Mutual Funds — 0.16%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	179,300	179,300
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	179,300	179,300
NQ- IV075 [0923] 1123 (2605218)    1

Schedule of investments
Delaware Ivy VIP Mid Cap Growth   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	179,300	$ 179,300
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	179,300	179,300
Total Short-Term Investments (cost $717,200)		717,200

Total Value of Securities—100.22% (cost $416,616,612)		451,621,280
Liabilities Net of Receivables and Other Assets—(0.22%)		(980,354)
Net Assets Applicable to 51,218,251 Shares Outstanding—100.00%		$450,640,926

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV075 [0923] 1123 (2605218)